Financial Income and Expenses (Details) - DKK (kr) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Financial Income:
Interest and other financial income			kr 87	kr 127
Foreign exchange rate gain, net			1,792	573
Total financial income	kr 1,442	kr 65	1,879	700
Financial expenses:
Interest and other financial expenses			(10)	(6)
Loss on marketable securities, net			(315)	(134)
Loss on other investments, net			(214)	(33)
Total financial expenses	kr (200)	kr (430)	(539)	(173)
Net financial items			kr 1,340	kr 527